Staff costs	12 Months Ended
Dec. 31, 2022
Classes of employee benefits expense [abstract]
Staff costs	Staff costs
Accounting for staff costs
The Group applies IAS 19 Employee benefits in its accounting for most of the components of staff costs.
Short-term employee benefits – salaries, accrued performance costs and social security are recognised over the period in which the employees provide the services to which the payments relate.
Performance costs – recognised to the extent that the Group has a present obligation to its employees that can be measured reliably and are recognised over the period of service that employees are required to work to qualify for the payments.
Deferred cash and share awards are made to employees to incentivise performance over the period employees provide services. To receive payment under an award, employees must provide service over the vesting period. The period over which the expense for deferred cash and share awards is recognised is based upon the period employees consider their services contribute to the awards. For past awards, the Group considers that it is appropriate to recognise the awards over the period from the date of grant to the date that the awards vest. In relation to awards granted from 2017, the Group, taking into account the changing employee understanding surrounding those awards, considered it appropriate for expense to be recognised over the vesting period including the financial year prior to the grant date.
The accounting policies for share-based payments, and pensions and other post-retirement benefits are included in Note 32 and Note 33 respectively.

	2022	2021	2020
	£m	£m	£m
Incentive awards granted:
Current year bonus	1,241	1,278	1,090
Deferred bonus	549	667	490
Total incentive awards granted	1,790	1,945	1,580

Reconciliation of incentive awards granted to income statement charge:
Less: deferred bonuses granted but not charged in current year	(388)	(457)	(335)
Add: current year charges for deferred bonuses from previous years	399	280	293
Other differences between incentive awards granted and income statement charge	35	(23)	(34)
Income statement charge for performance costs	1,836	1,745	1,504

Other income statement charges:
Salaries	4,732	4,290	4,322
Social security costs	714	619	613
Post-retirement benefits[a]	563	539	519
Other compensation costs	504	431	479
Total compensation costs[b]	8,349	7,624	7,437

Other resourcing costs:
Outsourcing	607	357	342
Redundancy and restructuring	(7)	296	102
Temporary staff costs	113	109	102
Other	190	125	114
Total other resourcing costs	903	887	660

Total staff costs	9,252	8,511	8,097

Notes
a    Post-retirement benefits charge includes £313m (2021: £289m; 2020: £279m) in respect of defined contribution schemes and £250m (2021: £250m; 2020: £240m) in respect of defined benefit schemes.
b    £604m (2021: £484m; 2020: £451m) of Group compensation was capitalised as internally generated software and excluded from the Staff cost disclosed above .